Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	Mar. 11, 2021	Mar. 10, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 30, 2020
Subsequent Event [Line Items]
Promissory note description				The note accrues interest at a rate equal to LIBOR plus 8.5% per annum and is repayable upon earliest of the consummation of the Merger and July 2021.
Deemed value per share					$ 10.00
Pre-transaction equity value					$ 1,500.0
Subsequent Event [Member]
Subsequent Event [Line Items]
Promissory note issued			$ 5.0
Additional stock based compensation expense	$ 2.0
Subsequent Event [Member] | Ouster Inc [Member]
Subsequent Event [Line Items]
Deemed value per share		$ 10.00
Pre-transaction equity value		$ 1,500.0